Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Profit sharing and bonuses	$ 7,770	$ 0
Performance bonds and operational targets	1,326	16,387
Total	9,096	16,387
Non-current
Profit sharing and bonuses	0	8,026
Severance indemnity payments	32,199	27,814
Total	$ 32,199	$ 35,840